Financial Information as per operating segments (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue		$ 1,822,540,697	$ 1,783,282,337	$ 1,698,360,794
CHILE
Statement [Line Items]
Revenue	[1]	1,342,369,499	1,289,513,013	1,226,668,091
Argentina, Pesos
Statement [Line Items]
Revenue	[2]	390,443,569	421,607,095	413,466,737
URUGUAY
Statement [Line Items]
Revenue		17,805,957	17,708,773	16,402,136
PARAGUAY
Statement [Line Items]
Revenue		47,148,643	43,565,171	41,823,830
BOLIVIA
Statement [Line Items]
Revenue	[3]	24,773,029	10,888,285	0
Foreign countries [member]
Statement [Line Items]
Revenue		$ 480,171,198	$ 493,769,324	$ 471,692,703

[1]	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
[2]	Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L., registered under the Wines Operating segment and Chile Operating segment, respectively.
[3]	See Note 15 – Business combinations, letter a).